Commitments	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Commitments [Text Block]
Note 9	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price
Balance, October 1, 2013	9,149,479	$0.75
Expired	(2,700,513)	$0.75
Issued	68,466,666	$0.36
Balance, September 30, 2014	74,915,632	$0.40
Expired	(250,000)	$0.19
Issued	4,300,000	$0.35
Balance, March 31, 2015	78,965,632	$0.40

At March 31, 2015, the Company has 78,965,632 currently exercisable share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
6,448,966	$0.75	July 5, 2018
500,000	$0.75	February 14, 2019
120,000	$1.00	February 24, 2019
33,833,333	$0.30	March 13, 2019
33,833,333	$0.42	March 13, 2019
180,000	$0.31	May 31, 2019
2,000,000	$0.30	October 22, 2019
2,000,000	$0.42	October 22, 2019
50,000	$0.31	May 31, 2019
78,965,632

During the six months ended March 31, 2015, the Company issued 250,000 warrants exercisable at $0.19 per share until January 31, 2015 to a consultant of the Company pursuant to a consulting agreement dated October 24, 2014. The warrants were to vest in the event the Company entered into a license agreement or direct sales transaction as a direct result of the consultant. During the six months ended March 31, 2015, these warrants expired unvested and unexercised. No stock-based compensation has been or will be recorded in the financial statements as none of the performance conditions for vesting were met.

During the six months ended March 31, 2015, the Company issued 50,000 warrants exercisable at $0.31 per share until May 31, 2019 to a consultant of the Company pursuant to a consulting agreement. The fair value of these warrants at issuance was calculated to be $6,000 based on the Black-Scholes option pricing model using the following assumptions: expected term 4.59 years, expected volatility 102.33%, expected dividend yield 0.00%, risk free interest rate 1.58%. Stock based compensation will be recorded in the financial statements over the vesting term of three years from the date of grant.

All of the 6,448,966 warrants expiring on July 5, 2018 and the 500,000 warrants expiring February 14, 2019 contain a contingent call provision whereby the Company may have the option to call for cancellation of all or any portion of the warrants for consideration equal to $0.001 per share, provided the quoted market price of the Company’s common stock exceeds $1.50 for a period of twenty consecutive trading days, subject to certain minimum volume restrictions and other restrictions as provided in the warrant agreements.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4 -year period with 25% of the granted options vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.
A summary of the status of Company’s outstanding stock purchase options for the six months ended March 31, 2015 and for the year ended September 30, 2014 is presented below:

		Weighted	Weighted
	Number of	Average	Average Grant
	Shares	Exercise Price	Date fair value
Outstanding at October 1, 2013	3,075,000	$1.26
Expired	(705,000)	$2.70
Granted	800,000	$0.32	$0.25
Outstanding at September 30, 2014 and March 31, 2015	3,170,000	$0.70
Exercisable at March 31, 2015	2,100,000	$0.56
Exercisable at September 30, 2014	2,100,000	$0.56

At March 31, 2015, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
100,000	(1)	100,000	$3.67	March 30, 2016	-	1.00
270,000	(2)	-	$3.00	February 8, 2017	-	1.86
2,000,000	(3)	2,000,000	$0.40	July 5, 2023	-	8.27
300,000	(4)	-	$0.30	May 7, 2024	-	9.11
500,000	(5)	-	$0.33	May 8, 2024	-	9.11
3,170,000		2,100,000			-

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at March 31, 2015.

(1)

As of March 31, 2015 and September 30, 2014, these options had fully vested. These options were granted during the year ended September 30, 2011 and vested over a period of one year from the date of grant. The fair value of these options at issuance was calculated to be $267,000. The Company did not recognize any stock- based compensation during the three and six months ended March 31, 2015 (2014: $Nil and $Nil, respectively) in connection with these options.

(2)

As of March 31, 2015 and September 30, 2014, none of these options had vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

(3)

As of March 31, 2015 and September 30, 2014 these options had fully vested. These options were granted during the year ended September 30, 2013 and vested immediately upon granting. The Company did not recognize any stock-based compensation during the three and six months ended March 31, 2015 (2014: $Nil and $Nil, respectively) in connection with these options.

(4)

As of March 31, 2015 and September 30, 2014, none of these options had vested. These options were issued during the year ended September 30, 2014 and vest annually over a three year period commencing on the first anniversary of the date of the grant. The Company recognized stock based compensation expense of $5,830 and $11,660 during the three and six months ended March 31, 2015, respectively (2014: $Nil and $Nil, respectively) in connection with these options. These amounts have been included in general and administrative expenses on the Company’s statement of operations.

(5)

As of March 31, 2015 and September 30, 2014, none of these options had vested. These options were issued during the year ended September 30, 2014 and vest annually over a four year period commencing on the first anniversary of the date of the grant. The Company recognized stock based compensation expense of $8,053 and $16,106 during the three and six months ended March 31, 2015, respectively (2014: $Nil and $Nil, respectively) in connection with these options.

During the six months ended March 31, 2014, 505,000 options expired for which the Company had recognized stock-based compensation of $Nil and $Nil during the three and six months ended March 31, 2014, respectively.

There has been no stock-based compensation recognized in the financial statements for the three and six months ended March 31, 2015 (2014: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones was not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.

Note 9	Commitments

a)	Share Purchase Warrants

A summary of the Company’s share purchase warrants outstanding is presented below:

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, October 1, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Issued	6,448,966	$0.75
Balance, September 30, 2013	9,149,479	$0.75
Expired	(2,700,513)	$0.75
Issued	68,466,666	$0.36
Balance, September 30, 2014	74,915,632	$0.40

At September 30, 2014, the Company has 74,915,632 currently exercisable share purchase warrants outstanding as follows:

Number	Exercise Price	Expiry Date
6,448,966	$0.75	July 5, 2018
500,000	$0.75	February 14, 2019
120,000	$1.00	February 24, 2019
33,833,333	$0.30	March 13, 2019
33,833,333	$0.42	March 13, 2019
180,000	$0.31	May 31, 2019
74,915,632

All of the 6,448,966 warrants expiring on July 5, 2018 and the 500,000 warrants expiring February 14, 2019 contain a contingent call provision whereby the Company may have the option to call for cancellation of all or any portion of the warrants for consideration equal to $0.001 per share, provided the quoted market price of the Company’s common stock exceeds $1.50 for a period of twenty consecutive trading days, subject to certain minimum volume restrictions and other restrictions as provided in the warrant agreements.

b)	Stock–based Compensation Plan

In April, 2007, the Company adopted a stock option plan which provides for the granting of stock options to selected directors, officers, employees or consultants in an aggregate amount of up to 3,000,000 common shares of the Company and, in any case, the number of shares to be issued to any one individual pursuant to the exercise of options shall not exceed 10% of the issued and outstanding share capital. The granting of stock options, exercise prices and terms are determined by the Company's Board of Directors. If no vesting schedule is specified by the Board of Directors on the grant of options, then the options shall vest over a 4 -year period with 25% of the granted options vesting each year commencing 1 year from the grant date. For stockholders who have greater than 10% of the outstanding common shares of the Company and who have granted options, the exercise price of their options shall not be less than 110% of the fair of the stock on grant date. Otherwise, options granted shall have an exercise price equal to their fair value on grant date.

On February 2, 2011, the Company amended and restated the 2007 stock option plan to increase the number of options authorized to 4,000,000.

A summary of the status of Company’s outstanding stock purchase options for the years ended September 30, 2014 and 2013 is presented below:

		Weighted	Weighted
	Number of	Average	Average Grant
	Shares	Exercise Price	Date fair value
Outstanding at October 1, 2012	1,775,000	$2.94
Expired	(550,000)	$3.86
Forfeited	(150,000)	$3.72
Granted	2,000,000	$0.40	$0.50
Outstanding at September 30, 2013	3,075,000	$1.26
Expired	(705,000)	$2.70
Granted	800,000	$0.32	$0.25
Outstanding at September 30, 2014	3,170,000	$0.70
Exercisable at September 30, 2014	2,100,000	$0.56
Exercisable at September 30, 2013	2,305,000	$0.79

At September 30, 2014, the following stock options were outstanding:

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	ExpiryDate	Value	Life (yrs)
100,000	(1)	100,000	$3.67	March 30, 2016	–	1.50
270,000	(2)	–	$3.00	February 8, 2017	–	2.36
2,000,000	(3)	2,000,000	$0.40	July 5 ,2023	–	8.77
300,000	(4)	–	$0.30	May 7, 2024	–	9.61
500,000	(5)	–	$0.33	May 8, 2024	–	9.61
3,170,000		2,100,000			–

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted market price of the Company’s stock for the options that were in-the-money at September 30, 2014.

(1)

As of September 30, 2014 and September 30, 2013, these options had fully vested. These options were granted during the year ended September 30, 2011 and vested over a period of one year from the date of grant. The fair value of these options at issuance was calculated to be $267,000. The Company did not recognize any stock-based compensation during the year ended September 30, 2014 (2013: $Nil).

(2)

As of September 30, 2014 and 2013, none of these options had vested. The options vest upon one or more compounds: entering Phase II trial – 90,000 options; entering Phase III trial – 90,000 options; and receiving FDA approval – 90,000 options. No stock-based compensation has been recorded in the financial statements as none of the performance conditions have yet been met.

(3)

As of September 30, 2014 and 2013 these options had fully vested. These options were granted during the year ended September 30, 2013 and vested immediately upon granting. The Company recognized stock based compensation expense of $Nil during the year ended September 30, 2014 (2013: $1,002,500) in connection with these options. These amounts have been included in general and administrative expenses on the Company’s statement of operations.

(4)

As of September 30, 2014 none of these options had vested. These options were issued during the year ended September 30, 2014 and vest annually over a three year period commencing on the first anniversary of the date of the grant. The Company recognized stock based compensation expense of $9,252 during the year ended September 30, 2014, (2013: $Nil) in connection with these options. These amounts have been included in general and administrative expenses on the Company’s statement of operations.

(5)

As of September 30, 2014 none of these options had vested. These options were issued during the year ended September 30, 2014 and vest annually over a four year period commencing on the first anniversary of the date of the grant. The Company recognized stock based compensation expense of $16,905 during the year ended September 30, 2014 (2013: $Nil) in connection with these options.

During the year ended September 30, 2014, 705,000 options expired for which the Company had recognized stock-based compensation of $Nil (2013: $Nil) during the year ended September 30, 2014.

The fair value of stock options granted has been determined using the Black-Scholes option pricing model using the following weighted average assumptions applied to stock options granted during the periods:

	2014	2013
Risk–free interestrate	2.17%	2.73%
Expected life of options (years)	6.50	10.0years
Annualized volatility	91.21%	71.39%
Dividend rate	0.00%	0.00%

There has been no stock-based compensation recognized in the financial statements for the year ended September 30, 2014 (2013: $nil) for options that will vest upon the achievement of performance milestones because the Company has determined that satisfaction of the performance milestones was not probable. Compensation relating to stock options exercisable upon achieving performance milestones will be recognized in the period the milestones are achieved.